Exploration and evaluation (Tables)	12 Months Ended
Dec. 31, 2023
Exploration and evaluation
Schedule of exploration and evaluation assets

	2023	2022
	($)	($)
Net book value - Beginning of year	55,126	3,635
Acquisition of Tintic	—	38,508
Additions	16,128	10,786
Depreciation capitalized	421	80
Other adjustments	—	(460)
Currency translation adjustments	(1,540)	2,577
Net book value – End of year	70,135	55,126

Cost	170,342	155,333
Accumulated impairment	(100,207)	(100,207)
Net book value – End of year	70,135	55,126